Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	107 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000168965
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Princeton Premium Fund
Average Annual Return, Percent	(0.55%)	5.69%	4.36%
C000168967
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Princeton Premium Fund
Without Sales Load [Member] | C000168965
Average Annual Return [Line Items]
Average Annual Return, Percent	5.49%	6.95%	5.05%
Without Sales Load [Member] | C000168967
Average Annual Return [Line Items]
Average Annual Return, Percent	5.72%	7.24%	5.32%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.47%	15.43%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.47%	15.43%